Business Combinations, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination And Goodwill And Intangible Asset Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the periods ended December 31, 2012, 2011, and 2010 were classified as follows:

	2012	2011	2010

Beginning of Year	$18,865	$9,835	$9,655
Acquired Goodwill	—	9,030	180
Impairment	—	—	—
End of Year	$18,865	$18,865	$9,835

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end:

	2012
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$4,665
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,794
Total	$12,408	$9,716

Acquired intangible assets were as follows as of year end:

	2011
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$3,346
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,459
Total	$12,408	$8,062

Estimated Amortization Expense

Estimated amortization expense for each of the next five years is as follows:
2013	$1,284
2014	774
2015	379
2016	152
2017	52